RELATED PARTIES - TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
RELATED PARTIES - TRANSACTIONS [Abstract]
Current assets - related parties - Entera	$ 1,719	$ 404
Accounts payable and accrued expenses - KNRY			$ 18,502